STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expenses
Professional fees	$ 125,868	$ 86,834	$ 76,154
Office and sundry	30,070	24,018	32,845
Rent	308	1,665	1,667
Consulting fees	584,019	448,338	120,799
Transfer agent fees	2,478	3,267	1,642
Accretion expense	10,545	10,487	7,500
Depreciation	0	0	1,388
Total expenses	753,287	574,609	241,995
Other income (expense)
Interest and miscellaneous income	1,287	1,339	5,524
Interest income, related party	3,637	0	0
Foreign exchange loss	(1,237)	(8,780)	0
Change in fair value of derivative liability	466,499	(2,216,119)	(1,620,319)
Total other income (expense)	470,186	(2,223,559)	(1,614,795)
Net income (loss)	(283,101)	(2,798,169)	(1,856,790)
Other comprehensive income (loss)
Foreign currency translation adjustment	(266,839)	(280,325)	168,351
Comprehensive income (loss)	$ (549,940)	$ (3,078,494)	$ (1,688,439)
Basis and diluted earnings (loss) per share (Note 8)
Basic income (loss) per common share	$ 0.00	$ (0.04)	$ (0.03)
Basic weighted average number of shares outstanding	87,191,251	80,057,824	71,340,773
Diluted weighted average number of shares outstanding	87,191,251	80,057,824	71,340,773